40. Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other General Administrative Expenses Tables Abstract
Breakdown - Other administrative expenses

The detail of other general administrative expenses is as follows:

Thousand of reais	2020	2019	2018

Genreal maintenance expenses	743,580	748,196	1,330,549
Technology maintenance expenses	2,355,310	2,058,619	1,786,416
Advertising	654,175	712,855	621,645
Communications	648,856	472,873	457,323
Per diems and travel expenses	69,922	140,016	127,277
Taxes other than income tax	280,098	112,012	88,977
Surveillance and cash courier services	594,953	630,585	617,129
Insurance premiums	16,620	34,778	29,434
Specialized and technical services	2,171,460	2,172,567	2,089,614
Technical reports	319,814	360,990	359,468
Others specialized and technical services	1,851,646	1,811,577	1,730,146
Other administrative expenses (1)	709,504	531,311	437,767
Total	8,243,478	7,613,812	7,586,131

(1)	For the year ended December 31, 2020, includes mainly Data Processing Expenses in the balance of R$176.105 (2019 – R$67.724 and 2017 - R$73.664), Service Expenses in the balance of R$27,751 (2019 - revenue of R$26.852 and 2018 - R$87.199), Expenses with Benefit Guarantor Fund - FGB R$8,478 (2019 – R$34,996 and 2017 - R$5,334), Interest on Own Capital R$0 (2018 – R$38.006 and 2017 - R$20.826) and Recovery of Charges and Expenses R$212,850 (2019 – R$92.408 and 2017 – R$89.409).

Balance of Technical reports

The balance of “Technical reports” includes the fees paid by the consolidated companies to their respective auditors, the detail are as follows:

Millions of Reais	2020	2019	2018

Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	24,0	25,2	19,9

Audit Related	0,4	0,1	0,5
Others	0,0	0,3	0,1
Total	24,4	25,6	20,5